ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Operations) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses:
Selling and marketing	$ (20,069)	$ (17,995)	$ (18,238)
General and administrative	(25,723)	(21,842)	(22,004)
Total operating expenses	(45,792)	(70,031)	(41,901)
Interest income	1,213	1,355	1,242
Net loss attributable to holders of ordinary shares	(10,626)	(32,728)	(9,596)
AirMedia Group Inc. [Member]
Operating expenses:
Selling and marketing		(859)	(1,421)
General and administrative	(2,239)	(3,282)	(3,471)
Total operating expenses	(2,239)	(4,141)	(4,892)
Investment loss in subsidiaries	(8,387)	(28,587)	(4,795)
Interest income			91
Net loss attributable to holders of ordinary shares	$ (10,626)	$ (32,728)	$ (9,596)